23. OTHER LONG-TERM LIABILITIES (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Long-term Liabilities
Decommissioning liabilities on property and equipment	$ 3,100	$ 2,800
Interest expense related to decommissioning liabilities	$ 100	$ 100